Fees Summary	Jan. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,528,000
Previously Paid Amount	0.00
Total Fee Amount	487.22
Total Offset Amount	0.00
Net Fee	487.22
Narrative - Max Aggregate Offering Price	$ 3,528,000
Final Prospectus	true